COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Percentage of revenue	100.00%
Annual interest rate of royalties	3.00%
Payments for Royalties	$ 478